May 18, 2018

United States Securities and Exchange Commission

Washington, DC 20549

Re: Crosscode, Inc.

Amendment No. 1 to Registration Statement on Form S-1

Filed April 13, 2018

File No. 333-223073

Dear Sir or Madam:

Please see below our responses to your letter dated May 10 2018:

Summary, page 6

Comment 1. Please revise your summary to provide more balanced disclosure. In this regard, in connection with the disclosure regarding your potential market opportunity, please disclose that your auditors have issued a going concern opinion, that you generated no revenues in fiscal year 2017 and have not generated a source of recurring revenues, and that you have achieved losses since inception, as stated on page 34. Please also balance your discussion of competitive advantages with your competitive disadvantages, and briefly discuss the most significant risks facing the company and potential investors.

Response 1. The Registration Statement has been revised accordingly to include the following:

“We have received a “Going Concern” classification from our auditors which raises substantial doubts about our ability to continue as a viable enterprise under a wide range of circumstances which are not limited to: “Our continued need of additional capital for the foreseeable future, Our inability to raise such capital on acceptable terms if any. Also, we have generated no revenues since inception and have incurred losses during the same time period, due to the fact that the initial years were spend on technology development. Our platform was commercially available effective November 2017 and formally launched in December 2017. Investors should note that we operate in an intensely competitive environment however our technology addresses a fundamental issue that exists in the industry for which our solution is very uniquely poised. Further, the most significant risks facing the company are rapid technological innovations and changes which the company may not foresee or anticipate. Such potential developments may severely impair our ability to offer products that are able to address our customers needs or effectively compete in the marketplace.”

Sales & Distribution, page 7

Comment 2. We note your references to “large consulting firms, such as Accenture and Avanade, and large technology firms, such as Microsoft” in describing your business. Please clarify whether you have any agreements or arrangements with these companies. To the extent you do not, please revise to remove any implication that you have a strategic partnership with these companies and to clarify that you may not be able to develop such partnerships.

Response 2. The Registration Statement has been revised accordingly to include copies of material agreements as under Exhibit ___.

Risk Factors “We may not be able to adequately protect our intellectual property…”, page 11

Comment 3. We note your risk factor discussion on page 11 regarding your provisional patents. Please disclose in your Business section the pending expirations of your provisional patents and discuss whether you will file patent applications prior to the applicable expiration dates for the provisional applications.

Response 3. The Registration Statement has been revised accordingly, to include the following:

“The company filed for provisional patents in July 2017 which gave the company a 1 year window to convert the provisional patents into formal non-provisional. The company filed for the conversion of the provisional patents into enforceable non-provisional patents covered under the PCT (Patent Co-Operation Treaty) to which the US is a signatory, on November 3, 2017. Our application is still in processing under international application number PCT/US17/59811.”

Management’s Discussion and Analysis of Financial Condition and Results of Operations Business, page 27

Comment 4. Please revise the entire section to more clearly indicate which aspects of your business are aspirational and which are currently operational, and to more clearly separate the discussion of your business and plan of operation from the market data provided. In addition, please note that any discussion of your business plans should be balanced with disclosure that your business may not materialize as expected. Ensure that all claims relating to events that you expect to occur at a future time are expressed as objectives that may not be accomplished. To the extent your filing continues to include statements that predict accomplishments in the future, expand to provide meaningful discussions of the events or circumstances that may prevent the accomplishment of these objectives. In this regard, we note the following claims as examples only: • “Starting at the end of year 2018, Crosscode will be establishing and then expanding operations in Europe and several countries throughout Asia,” page 30; • “Crosscode will empower large enterprises…, thereby completely eliminating the 50% to 70% cost on identifying and analyzing the impact of business change,” page 30; and • “Crosscode will be industry’s [sic] first enterprise grade software solution…,” page 31.

Response 4. The Registration Statement has been revised to include the following:

“We are currently negotiating sales agreements with both US and non-US based corporations. Starting in calendar year 2019, We aim to expand to international markets as conditions warrant with formal presence and staff. There are however no guarantees we will be able to scale our business beyond domestic markets during such time period if ever.

Our value proposition is to empower mid to large size corporations achieve significant cost reductions and better prepare IT changes. Our success however depends on our ability to introduce and continually innovate our product offering to effectively compete and offer compelling products to our customers.”

Comment 5. Please revise to provide citations, including dates, for the sources of all quantitative and qualitative business and industry data used throughout the prospectus. As examples only, we refer to the estimated total market size of $3.5 trillion and the estimated global market need of $1,110 billion in five years on page 30.

Response 5. The Registration Statement has been revised accordingly to provide citations as requested.

Comment 6. We note your disclosure regarding the planned development schedule. Please revise to provide details of your business plan for the next 12 months, including the estimated expense associated with each milestone, the expected sources of funding, any material anticipated uses of proceeds from this offering, the anticipated timing of such uses, and whether and how you expect such uses to lead to future revenue. Explain how your business goals and objectives will change based on your ability or inability to raise additional capital.

Response 6. The Registration Statement has been revised accordingly to add the following:

“Over the next 12 months (thru May 2019), we expect to meet numerous key milestones some of which are detailed in the table below along with the associated estimated cost projections.

Area	Milestone	Estimated Cost Projection
Technology Development

•         Release Crosscode Panoptics v2.1 in July’2018

•         Release Crosscode Panoptics v2.2 in August’2018

•         Release Crosscode Panoptics v2.3 in October’2018

•         Release Crosscode RapiDex v1.0 in November’2018

•         Release Crosscode RapiDex v1.1 by March’2019

•         Release Crosscode Panoptics v3.0 by May’2019

•         Set-up comprehensive Support functions

US$1,000,000
Sales Operations

•         Expand sales operations to cover all major US markets by October’2018

•         Expand partners and alliances to sign up 3 additional global tier-1 firms by November’2018

•         Expand sales operations to international markets beginning February’2019

•         Target a nationwide install base of 50 enterprise customers by end of 2018

US$750,000
Marketing Operations	• Launch a nationwide marketing campaign leveraging print and web media starting August’2018 • Ensure presence in key industry conferences and conventions nationwide starting June’2018	US$250,000
Corporate Operations

•         Expand corporate functions by continued hiring of top technical, sales, services and admin talent nationwide

•         Open offices in New York City and San Francisco by end of 2018

•         International offices starting February’2019

US$1,000,000

We expect to meet capital requirements for the above milestones, primarily, through revenues. At this time, we have a sales pipeline of over US$3,500,000 and we expect this pipeline to continue to grow over the next 12 months. We also expect Crosscode RapiDex (currently under development) to generate an additional pipeline over the next 12 months. We expect to need to raise additional capital over the next 12 months in order to meet our current capital expenditure budget.”

Liquidity and Capital Resources, page 34

Comment 7. Please disclose the minimum funding required to remain in business for at least the next 12 months. In addition, revise to disclose the minimum number of months that you will be able to conduct your planned operations using currently available capital resources. Refer to Item 303(a)(1) and (2) of Regulation S-K as well as FRC 501.03.a and Section IV of Interpretive Release No. 33-8350 for additional guidance.

Response 7. Please see the Company’s response to Comment 6 above.

Executive Officers and Directors, page 37

Comment 8. Please revise your directors’ and executive officers´ business experience to include all business experience during the past five years, including the dates of employment. Also, for each director, briefly discuss the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a director in light of the registrant's business and structure. Refer to Item 401(e)(1) of Regulation S-K.

Response 8. The Registration Statement has been revised accordingly to include the following:

•	Aditya Sharma, Chairman: Over twenty years years of rich professional experience in Solution Sales, Business & Technology strategy consulting & implementation. Accomplished and acknowledged Enterprise Architecture leader having delivered numerous global transformation initiatives at the Fortune-20 level. Strong Change leader to help prepare organizations for improved efficiencies and better effectiveness in the marketplace, by transforming their architectures.

Aditya is the founder and CEO of Crosscode Inc. Crosscode Panoptics© conceptualized after he led numerous key initiatives for Fortune-20 companies and realized the lack of technology to automate certain key functions that take up over 50% of time and cost and seriously impact delivery success and introduce significant risk.

Over the past few years, Aditya has held the below positions:

o	August 2015 till date: President & CEO, Crosscode Inc.
o	August 2013 till August 2015: Industry Principal, CA Technologies
o	November 2012 till July 2013: Technology Leader, IBM
o	February 2009 till October 2012: Director – Architecture, UnitedHealth Group

•	Soumik Sarkar, Board Member: Soumik has been writing computer software since the age of 15. He has over twenty five years of global professional experience ranging from Europe to the last 18 years have in the Silicon Valley, Soumik worked for various companies – startups to big companies, public as well as non-public in a variety of technical leadership roles.

Soumik has expertise in all layers of the software stack starting from the BIOS to Device drivers and Business Applications.

Soumik is the co-founder and CTO of Crosscode Inc. and is leading the design and development of Crosscode Panoptics©, which will be the industry’s first solution to automate the architectural analysis function in organizations.

Over the past few years, Soumik has held the below positions:

o	August 2015 till date: CTO, Crosscode Inc.
o	February 2014 till December 2016: Director of Engineering, RocketFuel Inc.
o	November 2008 till January 2014: Director Engineering, Citrix Systems

•	Mahmood Khan, Board Member: Over thirty five years in leadership positions at HP/EDS Consulting, IBM Global Services, CSC, Oracle and startups. Exceptional enterprise level account solution selling and delivery experience. Multi-industry experience in Mission-Critical Operations, ERP/CRM (Sales, Marketing, Support & Service, BI), Technology Transition and Transformations (data warehouse consolidation, operations optimization, technology upgrades, Web services). Business consulting leading to IT solution alignments with business needs. Lead customer initiatives from inception to completion with P&L, TCE, delivery responsibilities. Managed $100+MM solution accounts in Manufacturing, Telecommunications, Banking and SLED (State & Local).

Over the past few years, Mahmood has held the below positions:

o	August 2017 till date: Member of Board, Crosscode Inc.
o	December 2015 till date: Sr. Director, Oracle
o	November 2011 till October 2015: Business Leader, CSC

Executive Compensation, page 38

Comment 9. You disclose that you have entered into contractual compensation agreements with two of your executives in 2017. Please disclose the material terms of those agreements and file them as exhibits to the registration statement or tell us why they are not required to be filed pursuant to Item 601(b)(10)(iii)(A) of Regulation S-K. 069

Response 9. The Registration Statement has been revised accordingly and the exhibits have been attached .

Related Party Transactions, page 39

Comment 10. We note that you have issued several notes payable to related parties. Please disclose the material terms of those notes and file the loan agreements as exhibits to the registration statement or tell us why they are not required to be filed pursuant to Item 601(b)(10)(ii)(A) of Regulation S-K.

Response 10. The Registration Statement has been revised accordingly and the exhibits have been attached .

Recent Sales of Unregistered Securities, page 47

Comment 11. Please furnish the complete disclosure required by Item 701(c)-(d) of Regulation S-K. In this regard, please indicate the value of the consideration you received in connection with the various issuances, and indicate which exemption from registration you relied upon for each issuance.

Response 11. The Registration Statement has been revised accordingly to add the following:

Shares Offered

Name	Date	Consideration	Value
Sharma, Aditya Raj	9/01/2016	40,000,000	$40,000
Sharma, Aditya Raj (Return of shares)	5/15/2017	(102,571)	—
Sarkar ,Soumik P.	9/01/2016	10,000,000	10,000
Sarkar ,Soumik P.	5/15/2017	2,000,000	15,532
Khan, Mahmood A.	5/15/2017	600,000	4,590
Total founder shares		52,497,429	$70,122

Name	Date	Consideration	Value
Abenhaim, Jonathan F.	9/25/17	25,000	$2,750
Agullo, Francisco J. Guilabert	9/17/17	18,182	2,000
Ardalan, Babak	12/12/17	18,182	2,000
Aspigares, Alberto	9/10/17	36,364	4,000
Bahmie, Hamid	10/16/17	36,363	4,000
Barsoum, Samy	11/16/17	18,181	2,000
Berman, Hal	9/15/17	45,454	5,000
Bhende, Paras K.	10/12/17	45,454	5,000
Bolandgray, Abbas	9/12/17	36,364	4,000
Bolandgray, Azar	10/25/17	18,182	2,000
Bublitz, Todd F.	10/5/17	38,000	4,180
Carlet, Luciana Ereasi	10/12/17	18,182	2,000
Cashflow Pillars, LLC	10/31/17	36,364	4,000
Dudek, David M.	10/29/17	36,363	4,000
Enna, Matthew J.	9/5/17	36,364	4,000
Fendel, Chris	10/2/17	18,182	2,000
Grischott, Fred	9/12/17	27,273	3,000
Grover, Shailendra	10/24/17	18,182	2,000
Henein, Joseph	10/5/17	18,182	2,000
Henein, Mary	10/26/17	18,181	2,000
Henein, Michael	10/5/17	18,182	2,000
Henein, Amal	10/27/17	36,363	4,000
Henein, Fayez	10/26/17	36,363	4,000
Javid, Mina	10/5/17	18,182	2,000
Ley, Robert	10/5/17	18,182	2,000
Malek, Sima	9/25/17	18,182	2,000
Manifold Works, Inc.	10/5/17	36,363	4,000
Namjoshi, Vikram	10/12/17	45,455	5,000
Nava, Art	10/19/17	36,363	4,000
Nava, Shonna	10/19/17	36,363	4,000
Newman, Gerald	4/15/17	3,000,000	23,198
Perez, Abby	11/9/17	19,090	2,100
Phypers, Aaron William Cameron	10/2/17	18,182	2,000
Riazi, Jalil	10/5/17	36,364	4,000
Riazi, Lily	10/5/17	36,364	4,000
Riazi, Maryam	9/27/17	27,273	3,000
Sabetian, Soraya	10/1/17	27,273	3,000
Salinger, Stephen	9/28/17	45,455	5,000
Vega, Ivan	9/15/17	36,363	4,000
Zhang, Lijia	10/5/17	36,364	4,000
Zoilo Gutierrez Martinez De	9/17/17	36,363	4,000
Toghraie, Masoud	4/10/17	3,230,480	25,202
Total non-affiliated shareholder shares		7,412,567	178,430

Totals		59,909,996	$248,552

Exhibits

Comment 12. Your exhibit index indicates that your articles of incorporation and bylaws are filed with the registration statement, but we are unable to locate these exhibits. Please file them with a pre-effective amendment.

Response 12. The Registration Statement has been revised accordingly and the Articles of Incorporation and Bylaws have been attached .

Sincerely,

/s/ Aditya Sharma
By: Aditya Sharma, CEO